7. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details)	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares
Weighted average contractual remaining life of finder's warrants in years	1.25	0.41	0.53
Finder's warrants
Outstanding	806,100	2,160,475	266,100
Granted	2,004,619	1,002,000	1,894,375
Exercise of options	(56,100)	(1,203,025)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(750,000)	(1,153,350)	0
Outstanding	2,004,619	806,100	2,160,475
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.05	$ 0.06	$ 0.10
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.13	0.05	0.05
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0.05	0.05	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.15	0.06	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.13	0.05	$ 0.06
Finder's warrants | Expiry Date, February 25, 2021
Exercise price | $ / shares	$ 0.05	$ 0.05
Outstanding	806,100	0
Granted	0	1,002,000
Exercise of options	(56,100)	(195,900)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(750,000)	0
Outstanding	0	806,100	0
Finder's warrants | Expiry Date, October 9, 2022
Exercise price | $ / shares	$ 0.135
Outstanding	0
Granted	1,339,036
Exercise of options	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	1,339,036	0
Finder's warrants | Expiry Date, June 14, 2023
Exercise price | $ / shares	$ 0.12
Outstanding	0
Granted	665,583
Exercise of options	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	665,583	0
Finder's warrants | Expiry Date, December 24, 2019
Exercise price | $ / shares		$ 0.05	$ 0.05
Outstanding	0	887,250	0
Granted		0	887,250
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(887,250)
Outstanding		0	887,250
Finder's warrants | Expiry Date, April 25, 2020
Exercise price | $ / shares		$ 0.10	$ 0.10
Outstanding	0	240,000	240,000
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(240,000)	0
Outstanding		0	240,000
Finder's warrants | Expiry Date, July 9, 2020
Exercise price | $ / shares		$ 0.05	$ 0.05
Outstanding	0	1,007,125	0
Granted		0	1,007,125
Exercise of options		(1,007,125)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	0
Outstanding		0	1,007,125
Finder's warrants | Expiry Date, August 16, 2020
Exercise price | $ / shares		$ 0.14	$ 0.14
Outstanding	0	26,100	26,100
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(26,100)	0
Outstanding		0	26,100